Shareholder Report, Line Graph (Details) 74200010600_Franklin Low Duration U.S. Government Securities Fund_Class A1_TSR Annual {Class A1} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name											Class A1 (with sales charge)
Accumulated Value	$ 10,792	$ 10,119	$ 9,842	$ 10,236	$ 10,214	$ 10,072	$ 9,846	$ 9,780	$ 9,770	$ 9,775	$ 11,316
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,370	10,286	10,249	12,155	12,214	11,502	10,315	10,531	10,437	10,000	$ 12,071
Bloomberg U.S. Government (1-3 Year) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Government (1-3 Year) Index
Accumulated Value	$ 11,315	$ 10,696	$ 10,393	$ 10,921	$ 10,950	$ 10,606	$ 10,139	$ 10,118	$ 10,091	$ 10,000	$ 11,866